Expense Example, No Redemption (Small Company Growth Portfolio Annuity)	Small Company Growth Portfolio Small Company Growth Portfolio - Small Company Growth Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505